                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-06590

                 Morgan Stanley Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

     1221 Avenue of the Americas, New York, New York               10020
        (Address of principal executive offices)                 (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS - January 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE         VALUE
---------                                                                          ------   --------   -------------

            Tax-Exempt Municipal Bonds (152.0%)
            General Obligation (8.6%)
$  3,000    Los Angeles, California, Ser 2004 A (MBIA)                              5.00%   09/01/24     $ 3,167,340
            District of Columbia,
   5,000       Refg Ser 1993 B (Ambac)                                              5.50    06/01/09       5,189,500
   6,000       Refg Ser 1993 B (FSA)                                                5.50    06/01/10       6,267,420
   4,110    Pennsylvania, First Ser 2003 (MBIA)[+/+]                                5.00    01/01/19       4,376,862
   4,000    Houston, Texas, Public Impr & Refg Ser 2001 B (FSA)                     5.50    03/01/17       4,243,960
   3,000    King County, Washington, Refg 1998 Ser B (MBIA)                         5.25    01/01/34       3,061,710
   2,500    Spokane School District #81, Washington, Ser 2005 (MBIA)                0.00#   12/01/23       2,394,975
 -------                                                                                                 -----------
  27,610                                                                                                  28,701,767
 -------                                                                                                 -----------
            Educational Facilities Revenue (7.2%)
   2,500    University of Arizona, 2003 Ser B COPs (Ambac)                          5.00    06/01/23       2,607,950
            University of California,
   2,000       Ser 2003 B (Ambac)                                                   5.00    05/15/22       2,103,300
   3,120       Ser 2007 J (FSA)[+/+]                                                4.50    05/15/31       3,112,684
   2,880       Ser 2007 J (FSA)[+/+]                                                4.50    05/15/35       2,873,246
   3,000    District of Columbia, American Association for the Advancement of
               Science Ser 1997 (Ambac)                                            5.125    01/01/27       3,073,680
   1,300    New Hampshire Health & Education Facilities Authority, University of
               New Hampshire Ser 2001 (Ambac)                                      5.125    07/01/33       1,360,242
   1,000    University of Medicine and Dentistry, New Jersey,
               Ser 2004 COPs (MBIA)                                                 5.00    06/15/29       1,048,610
   4,200    New York State Dormitory Authority, School District Ser 2002 E
               (MBIA)                                                               5.50    10/01/17       4,543,350
   3,000    University of North Carolina at Wilmington, Student Housing
               Ser 2005 COPs (FGIC)                                                 5.00    06/01/36       3,129,570
 -------                                                                                                 -----------
  23,000                                                                                                  23,852,632
 -------                                                                                                 -----------
            Electric Revenue (24.5%)
   4,000    Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)         5.25    10/01/40       4,286,280
   4,000    Lafayette, Louisiana, Utilities Ser 2004 (MBIA)                         5.25    11/01/25       4,310,760
   2,500    Missouri Joint Municipal Electric Utility Commission Plum Point
               Ser 2006 (MBIA)                                                      5.00    01/01/26       2,652,150
   5,000    Nebraska Public Power District, 2003 Ser A (Ambac)                      5.00    01/01/35       5,228,500
            Long Island Power Authority, New York,
   4,000       Ser 2006 A (XLCA)                                                    5.00    12/01/26       4,227,360
   3,000       Refg Ser 2003 C (FSA)                                                5.00    09/01/28       3,149,010
   6,000    North Carolina Municipal Power Agency # 1, Catawba Ser 2003 A
               (MBIA)                                                               5.25    01/01/19       6,402,840
            South Carolina Public Service Authority, Santee Cooper
  10,000       2003 Ser A (Ambac)                                                   5.00    01/01/27      10,457,000
   4,000       2006 Ser A (MBIA)                                                    5.00    01/01/36       4,222,120
            Lower Colorado River Authority, Texas,
  10,000       Refg Ser 1999 A (FSA)                                               5.875    05/15/16      10,539,600
   5,000       Refg Ser 2001 (FSA)                                                  5.00    05/15/26       5,142,350
   8,780       Refg Ser 2002 (MBIA)                                                 5.00    05/15/31       9,112,499
   5,000    Intermountain Power Agency, Utah, 2003 Ser A (FSA)                      5.00    07/01/21       5,290,500
   6,000    Cowlitz County Public Utility District # 1, Washington,
               Production Ser 2006 (MBIA)                                           5.00    09/01/31       6,319,620
 -------                                                                                                 -----------
  77,280                                                                                                  81,340,589
 -------                                                                                                 -----------

            Hospital Revenue (5.1%)
   2,000    Illinois Finance Authority, Swedish American Hospital Ser 2004
               (Ambac)                                                              5.00    11/15/31       2,076,280
   2,000    Indiana Health Facilities Financing Authority, Community
               Health Ser 2005 A (Ambac)                                            5.00    05/01/35       2,085,660
     105    Missouri Health & Educational Facilities, SSM Health Care
               Ser 1998 A (MBIA)                                                    5.00    06/01/22         107,162
   1,500    Medical University Hospital Authority, South Carolina, FHA Insured
               Mtge Ser 2004 A (MBIA)                                               5.25    02/15/25       1,598,355
            Amarillo Health Facilities Corporation, Texas,
   3,020       Baptist St Anthony's Hospital Ser 1998 (FSA)                         5.50    01/01/16       3,310,554
   5,075       Baptist St Anthony's Hospital Ser 1998 (FSA)                         5.50    01/01/17       5,598,943
   2,000    Washington State Health Care Facilities Authority, Kadlec Medical
               Center Ser 2006 A (AGC)                                              5.00    12/01/30       2,087,520
 -------                                                                                                 -----------
  15,700                                                                                                  16,864,474
 -------                                                                                                 -----------
            Industrial Development/Pollution Control Revenue (2.2%)
   5,000    Hawaii Department of Budget and Finance, Hawaiian Electric Co
               Ser 1999 C (AMT) (Ambac)                                             6.20    11/01/29       5,328,650
   2,000    Delaware County Industrial Development Authority, Pennsylvania,
               Aqua Inc Ser A 2005 (AMT) (FGIC)                                     5.00    11/01/37       2,086,240
 -------                                                                                                 -----------
   7,000                                                                                                   7,414,890
 -------                                                                                                 -----------
            Public Facilities Revenue (11.4%)
  15,000    Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)              5.00    08/01/29      15,577,050
   3,000    Orange County School Board, Florida, Ser 2001 A COPs (Ambac)            5.25    08/01/14       3,217,320
  16,000    Hudson Yards Infrastructure Corporation, New York, 2007
               Ser A (MBIA)[+/+]                                                    4.50    02/15/47      15,821,040
   3,000    Oregon Department of Administrative Services, Ser 2005 B COPs
               (FGIC)                                                               5.00    11/01/24       3,172,920
 -------                                                                                                 -----------
  37,000                                                                                                  37,788,330
 -------                                                                                                 -----------
            Recreational Facilities Revenue (6.9%)
   3,000    Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006
               (XLCA)                                                               5.00    12/01/30       3,157,080
   2,000    District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                      5.00    02/01/31       2,104,340
            Metropolitan Pier & Exposition Authority, Illinois,
   3,000       McCormick Place Refg Ser 2002 B (MBIA)                               0.00##  06/15/18       2,491,110
   5,000       McCormick Place Ser 2002 A (MBIA)                                    5.25    06/15/42       5,307,000
   2,400    Marion County Convention & Recreational Facilities Authority, Indiana,
               Refg Ser 2003 A (Ambac)                                              5.00    06/01/19       2,513,952
   1,500    Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)          5.25    09/01/39       1,622,535
   1,000    Omaha Convention Hotel Corp, Nebraska, Ser 2002 A (Ambac)               5.50    04/01/18       1,073,430
            New York City Industrial Development Agency, New York,
   2,000       Queens Baseball Stadium - Ser 2006 (Ambac)                           5.00    01/01/31       2,126,120
   2,500       Yankee Stadium Ser 2006 (FGIC)                                       5.00    03/01/46       2,624,150
 -------                                                                                                 -----------
  22,400                                                                                                  23,019,717
 -------                                                                                                 -----------
            Transportation Facilities Revenue (34.5%)
   1,000    Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport
               Ser 2002 B (AMT) (FGIC)                                              5.75    07/01/19       1,080,640
   9,000    Long Beach, California, Harbor Refg Ser 1998 A (AMT) (FGIC)             6.00    05/15/18      10,430,640
   5,000    Atlanta, Georgia, Airport Ser 2004 C (FSA)                              5.00    01/01/33       5,208,800
   4,000    Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)         5.50    01/01/15       4,427,880
   5,000    Chicago, Illinois, O'Hare Int'l Airport, Third Lien Ser 2005 A (MBIA)   5.25    01/01/25       5,388,850
   8,000    Massachusetts Turnpike Authority, Metropolitan Highway 1997
               Ser A (MBIA)[+/+]                                                    5.00    01/01/37       8,122,320

   5,000    Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
               Ser 2001 C (FGIC)                                                    5.25    01/01/32       5,266,000
   3,000    St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)             5.00    07/01/20       3,148,110
   7,000    Nevada Department of Business & Industry, Las Vegas Monorail
               1st Tier Ser 2000 (Ambac)                                           5.375    01/01/40       7,227,220
   2,000    Delaware River Port Authority, New Jersey & Pennsylvania, Ser 1995
               (FGIC) **                                                            5.50    01/01/26       2,022,820
   4,000    New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC)       5.25    06/15/20       4,339,240
            Metropolitan Transportation Authority, New York,
   3,000       Dedicated Tax Fund Refg Ser 2002 A (FSA)                             5.25    11/15/24       3,203,070
  10,000       Transportation Refg Ser 2002 A (FGIC)                                5.00    11/15/25      10,490,500
  10,000    Triborough Bridge & Tunnel Authority, New York, Refg 2002 E
               (MBIA)                                                               5.25    11/15/22      10,676,900
   9,000    Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT)
               (FSA)                                                               5.375    11/01/22       9,555,030
   3,000    Harris County, Texas, Toll Road Ser Lien 2005 A (FSA)                   5.25    08/15/35       3,115,530
   4,000    Texas Turnpike Authority, Central Texas First Tier Ser 2002 A
               (Ambac)                                                              5.50    08/15/39       4,283,080
   3,000    Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)         5.25    07/15/22       3,390,180
            Port of Seattle, Washington,
   8,025       Passenger Facility Ser 1998 A (MBIA)[+/+]                            5.00    12/01/23       8,206,920
   5,000       Ser 2001 B (AMT) (MBIA)                                             5.625    02/01/24       5,243,800
 -------                                                                                                 -----------
 108,025                                                                                                 114,827,530
 -------                                                                                                 -----------
            Water & Sewer Revenue (26.4%)
   5,000    Los Angeles Department of Water & Power, California, Water
               2004 Ser C (MBIA)                                                    5.00    07/01/24       5,273,650
   4,000    Oxnard Financing Authority, California, Water Ser 2004 (XLCA)           5.00    06/01/28       4,180,680
   3,000    Sacramento Sanitation Districts Financing Authority, California,
               Ser 2006 (FGIC)                                                      5.00    12/01/36       3,187,140
            San Diego County Water Authority, California,
   5,000       Ser 2002 A COPs (MBIA)                                               5.00    05/01/27       5,223,150
   5,000       Ser 2004 A COPs (FSA)                                                5.00    05/01/29       5,260,100
   5,000    Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)                   5.00    10/01/28       5,164,400
   5,000    Atlanta, Georgia, Water & Wastewater, Ser 2004 (FSA)                    5.00    11/01/23       5,273,800
   2,000    Augusta, Georgia, Water & Sewer Ser 2004 A (FSA)                        5.25    10/01/39       2,145,120
            Detroit, Michigan,
     825       Sewage Refg Ser 2003 A (FSA)                                         5.00    07/01/26         860,343
   2,390       Sewage Refg Ser 2003 A (FSA)                                         5.00    07/01/28       2,492,388
   3,000       Sewage Disposal Ser 2001 A (FGIC)                                   5.125    07/01/31       3,163,260
   5,080    Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)         5.25    06/01/19       5,419,446
   1,005    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                5.00    01/01/23       1,023,341
   5,000    Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)         5.25    12/15/14       5,431,650
  15,000    Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)                 5.25    05/15/23      16,115,549
   3,000    San Antonio, Texas, Water & Refg Ser 2002 A (FSA)                       5.00    05/15/32       3,114,030
            Seattle, Washington,
   2,890       Water Refg 2003 (MBIA)                                               5.00    09/01/20       3,056,580
   2,870       Water Refg 2003 (MBIA)                                               5.00    09/01/23       3,017,604
   5,000    King County, Washington, Sewer Refg 2001 (FGIC)                         5.00    01/01/31       5,178,100
   2,900    West Virginia Water Development Authority, Loan Program II
               Refg 2003 Ser B (Ambac)                                              5.25    11/01/23       3,120,342
 -------                                                                                                 -----------
  82,960                                                                                                  87,700,673
 -------                                                                                                 -----------
            Other Revenue (4.3%)
   3,000    California, Economic Recovery Ser 2004 A (MBIA)                         5.00    07/01/15       3,236,730
   6,000    Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2005 A (FGIC)                              5.00    06/01/38       6,276,240
            New York City Transitional Finance Authority, New York,
   2,000       2000 Ser C (Ambac)                                                   5.25    08/01/21       2,139,140

   2,500       2000 Ser C (Ambac)                                                   5.25    08/01/22       2,659,275
 -------                                                                                               -------------
  13,500                                                                                                  14,311,385
 -------                                                                                               -------------
            Refunded (20.9%)
   5,000    California Infrastructure & Economic Development Bank,
               Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A
               (FGIC) (ETM)                                                         5.00    01/01/28       5,593,950
  10,000       Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A
               (Ambac) (ETM)                                                        5.00    01/01/28      11,187,900
  15,000    Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)             5.50    01/01/11+     15,910,950
   3,275    Massachusetts Municipal Wholesale Electric Company, 1993 Ser A
               (Ambac) (ETM)                                                        5.00    07/01/10       3,353,502
            Detroit, Michigan,
   2,175       Sewage Refg Ser 2003 A (FSA)                                         5.00    07/01/13+      2,324,227
   5,610       Sewage Refg Ser 2003 A (FSA)                                         5.00    07/01/13+      5,994,902
   5,000    New Jersey Educational Facilities Authority, Higher Education
               Ser 2002 A (Ambac)++                                                 5.25    09/01/12+      5,373,200
   5,000    Allegheny County Hospital Development Authority, Pennsylvania,
               Pittsburgh Mercy Health Ser 1996 (Ambac)(ETM)                       5.625    08/15/18       5,379,300
  10,000    Rhode Island Depositors Economic Protection Corporation,
               Refg 1992 Ser B (MBIA) (ETM)                                         6.00    08/01/17      10,933,600
   3,000    Alexandria Industrial Development Authority, Virginia, Institute for
               Defense Analysis Ser 2000 A (Ambac)                                  5.90    10/01/10+      3,246,660
 -------                                                                                               -------------
  63,060                                                                                                  69,298,191
 -------                                                                                               -------------
 478,535    Total Tax-Exempt Municipal Bonds (Cost $482,957,099)                                         505,120,178
 -------                                                                                               -------------
            Short-Term Tax-Exempt Municipal Obligations (2.3%)
   3,500    Missiouri Health & Education, Washington University Ser
               1996 D (Demand 02/01/07)                                             3.68*   09/01/30       3,500,000
   4,200    Harris County Health Facilities Authority, Texas, St Luke's
               Episcopal Hospital Ser 2001B (Demand 02/01/07)                       3.73*   02/15/31       4,200,000
 --------                                                                                              -------------
   7,700    Total Short-Term Tax-Exempt Municipal Obligations (Cost $7,700,000)                            7,700,000
 -------                                                                                               -------------
 486,235    Total Investments (Cost $490,657,099)                                                        512,820,178
 -------                                                                                               -------------
 (30,580)   Floating Rate Note Obligations Related to Securities Held (-9.2%)
 -------    Notes with interest rates ranging from 3.44% to 3.65% at
               January 31, 2007 and contractual maturities of collateral ranging
               from 01/01/19 to 02/15/47 (c)@(Cost ($30,580,000))                                       (30,580,000)
                                                                                                       -------------
$455,655    Total Net Investments (Cost $460,077,099) (a) (b)                      145.1%                482,240,178
========                                                                                               -------------
            Other Assets in Excess of Liabilities                                    1.5                   5,106,724

            Preferred Shares of Beneficial Interest                                (46.6)               (155,000,000)
                                                                                   -----               -------------
            Net Assets Applicable to Common Shareholders                           100.0%              $ 332,346,902
                                                                                   =====               =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT         Alternative Minimum Tax.

COPs        Certificates of Participation.

ETM         Escrowed to Maturity.

+           Prerefunded to call date shown.

++          A portion of this security has been physically segregated in connection with open futures contracts in the amount of $178,750.

[+/+]       Underlying security related to inverse floater entered into by the
            Trust.

@           Floating rate note obligation related to securities held. The interest rate shown reflects the rate in effect at January 31, 2007.

#           Currently a zero coupon security; will convert to 5.125% on December
            1, 2008.

##          Currently a zero coupon security; will convert to 5.30% on June 15,
            2012.

*      Current coupon of variable rate demand obligation.

**     Joint exemption in locations shown.

(a)    Securities have been designated as collateral in an amount equal to
       $30,007,467 in connection with open futures contracts and open interest rate swaps contracts.

(b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,513,512 and the aggregate gross unrealized depreciation is $350,433, resulting in net unrealized appreciation of
       $22,163,079.

(c)    Floating Rate Note Obligations Related to Securities Held - The Trust
       enters into transactions in which it transfers to Dealer Trusts ("Dealer
       Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The
       Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows.
       The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer
       Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of
       $42,513,072 are held by the Dealer Trust and serve as collateral for the
       $30,580,000 in floating rate note obligations outstanding at that date.
       Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of
       Investments".

Bond Insurance:
--------------

AGC    Assured Guaranty Corporation.

Ambac  Ambac Assurance Corporation.

FGIC   Financial Guaranty Insurance Company.

FSA    Financial Security Assurance Inc.

MBIA   Municipal Bond Investors Assurance Corporation.

XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

     NUMBER OF                         DESCRIPTION, DELIVERY       UNDERLYING FACE     UNREALIZED
     CONTRACTS         LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE    APPRECIATION
--------------------   ----------   ---------------------------   -----------------   ------------

        275              Short      U.S. Treasury Notes 10 Year     $(29,356,250)       $572,409
                                                                                        ========
                                             March 2007

INTEREST RATE SWAP CONTRACT OPEN AT JANUARY 31, 2007:

                       NOTIONAL
                        AMOUNT        PAYMENTS                PAYMENTS           TERMINATION    UNREALIZED
    COUNTERPARTY        (000)       MADE BY TRUST         RECEIVED BY TRUST         DATE       APPRECIATION
--------------------   --------   ----------------   -------------------------   -----------   ------------

J P Morgan Chase Co.    $15,000   Fixed Rate 3.568%      Floating Rate BMA         03/08/17      $256,802
                                                                                                 ========
                                                     (Bond Market Association)

                       GEOGRAPHIC SUMMARY OF INVESTMENTS

             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Arizona ...............................................................     0.8%
California ............................................................    13.8
Colorado ..............................................................     1.5
District of Columbia ..................................................     3.4
Florida ...............................................................     5.0
Georgia ...............................................................     2.6
Hawaii ................................................................     1.1
Illinois ..............................................................     7.4
Indiana ...............................................................     1.0
Louisiana .............................................................     0.9
Maryland ..............................................................     0.3
Massachusetts .........................................................     1.1
Michigan ..............................................................     3.1
Minnesota .............................................................     1.1
Missouri ..............................................................     1.9
Nebraska ..............................................................     1.3
Nevada ................................................................     2.6
New Hampshire .........................................................     0.3
New Jersey ............................................................     2.7
New York ..............................................................    10.3
North Carolina ........................................................     2.0
Ohio ..................................................................     0.2
Oregon ................................................................     0.7
Pennsylvania ..........................................................     3.6
Rhode Island ..........................................................     2.3
South Carolina ........................................................     3.4
Texas .................................................................    16.2
Utah ..................................................................     1.1
Virginia ..............................................................     1.4
Washington ............................................................     6.7
West Virginia .........................................................     0.6
Joint exemptions*  ....................................................    (0.4)
                                                                          -----
Total+ ................................................................   100.0%
                                                                          =====
----------
*    Joint exemptions have been included in each geographic location.

+    Does not include open short future contracts with an underlying face value amount of $29,356,250 with unrealized appreciation of $572,409 and an open interest rate swap contract with an unrealized appreciation of $256,802.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30,
2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30,
2006, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

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